Document and Entity Information	12 Months Ended
Dec. 31, 2020 shares
Disclosure of classes of share capital [line items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Shell Company Report	false
Document Transition Report	false
Document Period End Date	Dec. 31, 2020
Entity Registrant Name	ECOPETROL S.A.
Entity Common Stock, Shares Outstanding	41,116,694,690
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
Entity Shell Company	false
Entity Central Index Key	0001444406
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31
Amendment Flag	false
ICFR Auditor Attestation Flag	false
Common shares
Disclosure of classes of share capital [line items]
Title of 12(b) Security	Ecopetrol common shares par value COP$609 per share
Trading Symbol	EC
Security Exchange Name	NYSE
American depository receipts
Disclosure of classes of share capital [line items]
Title of 12(b) Security	American Depository Shares (as evidenced by American Depository Receipts), each representing 20 common shares par value COP$609 per share
Trading Symbol	EC
Security Exchange Name	NYSE